Income taxes - Effective Income Tax Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income tax at U.S. statutory rate of 21%					$ (52,499)	$ (36,582)
Foreign tax rate differential					(889)	(843)
State income taxes (net of federal benefit)					(8,553)	(4,706)
Tax credits					(1,214)	0
Stock-based compensation					66	694
Non-deductible expenses					221	818
Other, net					(1)	5,545
Change in valuation allowance					63,192	35,074
Total provision for income taxes	$ 133	$ 11	$ 226	$ 14	$ 323	$ 0